Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MISCOR GROUP, LTD.
Entity Central Index Key	0001295503
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false